Share Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Payment [Line Items]
Vested period	3 years
Fair value stock option granted per share (in Dollars per share)		$ 2.5	$ 2.5
Vested warrant shares	424,562		224,463
Exercised shares	424,562		224,463
Consideration amount (in Dollars)	$ 147	$ 3,200	$ 23
Vested RSUs shares	1,274,687	508,898
Ordinary shares	914,856
Bottom of Range [Member]
Share Based Payment [Line Items]
Vested period	3 years
Exercise price of option (in Dollars per share)	$ 0
Top of Range [Member]
Share Based Payment [Line Items]
Vested period	7 years
Exercise price of option (in Dollars per share)	$ 1.77
RSUs [Member]
Share Based Payment [Line Items]
Ordinary shares	1,274,687	508,898
Warrants [Member]
Share Based Payment [Line Items]
Vested warrant shares		2,917,879
Exercised shares		2,917,879